IN MOTION TECHNOLOGY Schedule of the Components of Acquired Intangible Assets Subject to Amortization (Details) - In Motion Technology [Member] $ in Thousands	Mar. 03, 2014 USD ($)
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 13,529
Backlog [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 months
Finite-lived intangible assets acquired	$ 358
Customer relationships [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	13 years
Finite-lived intangible assets acquired	$ 8,739
Existing Technology [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Finite-lived intangible assets acquired	$ 3,144
In-process research and development [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Finite-lived intangible assets acquired	$ 1,288